Supplement dated September 25, 2024
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® - MFS® Value Fund	5/1/2024
Nevin Chitkara, Co-Portfolio Manager of the Fund, has announced his intention to retire from Massachusetts Financial Services Company (MFS), effective May 1, 2026. Effective December 31, 2024 (the Effective Date), Thomas Crowley will join the portfolio management team as a Co-Portfolio Manager of the Fund. Accordingly, the following changes are hereby made to the Fund's Prospectus and Summary Prospectus as of the Effective Date.
The portfolio manager information for MFS under the heading "Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Katherine Cannan	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	2019
Nevin Chitkara*	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	2010
Thomas Crowley, CFA	Investment Officer and Equity Research Analyst of MFS	Co-Portfolio Manager	December 2024
*
Mr. Chitkara has announced his intention to retire from MFS effective May 1, 2026. Accordingly, as of that date, Mr. Chitkara will no longer serve as a portfolio manager of the Fund.
The rest of the section remains the same.
The portfolio manager information for MFS under the heading "Primary Service Provider Contracts - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Management	Title	Role with Fund	Managed Fund Since
Katherine Cannan	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	2019
Nevin Chitkara*	Investment Officer and Portfolio Manager of MFS	Co-Portfolio Manager	2010
Thomas Crowley, CFA	Investment Officer and Equity Research Analyst of MFS	Co-Portfolio Manager	December 2024
*
Mr. Chitkara has announced his intention to retire from MFS effective May 1, 2026. Accordingly, as of that date, Mr. Chitkara will no longer serve as a portfolio manager of the Fund.
Ms. Cannan has been employed in the investment area of MFS since 2013. Ms. Cannan earned a B.A. from Northwestern University and an M.B.A. from Harvard Business School.
Mr. Chitkara has been employed in the investment area of MFS since 1997. Mr. Chitkara earned a B.S. from Boston University and an M.B.A. from Massachusetts Institute of Technology.
Mr. Crowley has been employed in the investment area of MFS since 2007. Mr. Crowley earned a B.A. from College of the Holy Cross and an M.B.A. from Dartmouth College, Tuck School of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7034-0001_(09/24)